Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	¥ 9,125,428
Allowance for advance to suppliers			4,871,715
Credit losses	9,125,428
Contract liabilities	2,379,009		2,115,522		$ 332,097	¥ 896,226
Employee benefits expenses	210,987		¥ 213,318	¥ 182,475
Statute of limitations underpayment of taxes	¥ 100,000	$ 13,760
Value added tax rate	6.00%	6.00%
Lease term	12 months				12 months
Number of reportable segment	1	1
US [Member]
Summary of Significant Accounting Policies [Line Items]
Currency translated rate	1				1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Currency translated rate	7.1636				7.1636